As Filed with the U.S. Securities and Exchange Commission on January 28, 2010

                                               File Nos. 033-59692 and 811-07584
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 94 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 94 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                                 Richard Goldman
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

      It is proposed that this filing will become effective (check appropriate box):

            [ ]   immediately upon filing pursuant to paragraph (b) of rule 485

            [ ]   on August 1, 2009 pursuant to paragraph (b)(1)(v) of rule 485

            [X]   60 days after filing pursuant to paragraph (a)(1) of rule 485

            [ ]   on (date) pursuant to paragraph (a)(1) of rule 485

            [ ]   75  days after filing pursuant to paragraph (a)(2) of rule 485

            [ ]   on (date) pursuant to paragraph (a)(2) of rule 485

================================================================================

                                                          RYDEX|SGI SERIES FUNDS
                                                       Y-CLASS SHARES PROSPECTUS


                                                                     _____, 2010


                                                                    ALTERNATIVES
                                    Long/Short Commodities Strategy Fund (RYLFX)
                                           Managed Futures Strategy Fund (RYMFX)

                                                               WWW.RYDEX-SGI.COM



                                                                          [LOGO]


THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND SUMMARIES

(INCLUDES FUND OBJECTIVE, FEES AND EXPENSES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE INFORMATION, MANAGEMENT, PURCHASE & SALE INFORMATION, AND TAX INFORMATION)

ALTERNATIVE FUNDS
Long/Short Commodities Strategy Fund             X
Managed Futures Strategy Fund                    X

PURCHASE AND SALE OF FUND SHARES                 XX

TAX INFORMATION                                  XX

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL

INTERMEDIARIES                                   XX

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS   X

FUND BENCHMARKS                                  X

MANAGEMENT OF THE FUNDS                          X

SHAREHOLDER INFORMATION                          X

BUYING FUND SHARES                               X

SELLING FUND SHARES                              X

EXCHANGING FUND SHARES                           X

ACCOUNT POLICIES                                 X

DIVIDENDS AND DISTRIBUTIONS                      X

TAX INFORMATION                                  X

FINANCIAL HIGHLIGHTS                             X

INDEX PUBLISHERS INFORMATION                     X

ADDITIONAL INFORMATION                           X

LONG/SHORT COMMODITIES STRATEGY FUND


INVESTMENT OBJECTIVE - The Long/Short Commodities Strategy Fund seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the "underlying index" or the "C-IGAR Sigma").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption  Fee on Shares  Redeemed  Within 30 Days of  Purchase  (as a
percentage of amount redeemed, if applicable)                                      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees of the Fund and Subsidiary                                         1.13%
Distribution or Shareholder Service (12b-1) Fees                                   None
Other Expenses
   Other Expenses of the Fund                                                      ____%
   Other Expenses of the Subsidiary                                                ____%
Total Other Expenses                                                               ____%
Total Annual Fund Operating Expenses                                               ____%
Less Management Fee Waiver                                                         ____%
Net Total Annual Operating Expenses                                                ____%

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR               3 YEARS              5 YEARS               10 YEARS
------               -------              -------               --------
$                    $                    $                     $

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Long/Short Commodities Strategy Fund will invest substantially all of its net assets in futures and commodity-linked instruments whose performance is expected to correspond to that of the underlying index ("synthetic positions"). The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat). The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. To the extent the Fund's underlying index is concentrated in a particular commodity component the Fund will necessarily be concentrated in that commodity component. The Fund does not seek exposure beyond the exposure provided by the underlying index. More information about the C-IGAR Sigma can be found in this prospectus under the headings, "More Information About the Trust and the Funds - Fund Benchmarks" and "Benchmark Publisher Information," and in the SAI. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted a non-fundamental investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

The Fund will seek to gain exposure to the underlying index by investing in commodity-linked instruments, including structured notes, exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), other pooled investment vehicles that provide exposure to the commodities markets and in commodity-linked derivative investments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's underlying index. On certain occasions, the Fund may employ leveraging techniques to match the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long/Short Commodities Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EXCHANGE-TRADED NOTES ("ETNs") RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TAX RISK - The Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income, but there is no guarantee it will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its respective investment objectives.

PERFORMANCE INFORMATION -The Long/Short Commodities Strategy Fund commenced operations on June 25, 2009, and therefore, does not have a performance history for a full calendar year.

MANAGEMENT OF THE FUND - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

      o MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2009.

      o MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies. Mr. Dellapa has co-managed the Fund since its inception in June 2009.

      o RYAN A. HARDER, CFA, Senior Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2009.

For important information about purchase and sale of fund shares and tax information, please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

MANAGED FUTURES STRATEGY FUND

INVESTMENT OBJECTIVE - The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "benchmark" or the "S&P DTI").

FEES AND EXPENSES OF THE FUND - This table describes the fees and expenses that you may pay if you buy and hold Y-Class Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption  Fee on Shares  Redeemed  Within 30 Days of  Purchase  (as a
percentage  of amount redeemed, if applicable)                                                  1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees of the Fund and Subsidiary                                                      1.01%
Distribution or Shareholder Service (12b-1) Fees                                                None
Other Expenses
   Other Expenses of the Fund                                                                   ____%
   Other Expenses of the Subsidiary                                                             ____%
   Short Dividend Expenses                                                                      ____%
Total Other Expenses                                                                            ____%
Total Annual Fund Operating Expenses                                                            ____%
Less Management Fee Waiver                                                                      ____%
Net Total Annual Operating Expenses                                                             ____%

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 YEAR                    3 YEARS                        5 YEARS                      10 YEARS
------                    -------                        -------                      --------
$                         $                              $                            $

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [____]% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES - The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark. The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, E.G., interest rates and currencies, and 50% to physical commodities, E.G., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's benchmark. On certain occasions, the Fund may employ leveraging techniques to match the benchmark. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. To the extent the Fund's benchmark is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted a non-fundamental investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Managed Futures Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Sector companies also may fluctuate widely in response to such events.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PRECIOUS METALS SECTOR CONCENTRATION RISK -To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Sector companies also may fluctuate widely in response to such events.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

TAX RISK - The Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Code (as described in more detail in the SAI), the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income, but there is no guarantee it will be successful in doing so. See "Tax Information" for more detailed information.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its respective investment objectives.

PERFORMANCE INFORMATION - The Fund's Y-Class Shares are new and, thus, have no operating history. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund's H-Class Shares, which are not offered in this prospectus. The Fund's H-Class Shares would have annual returns substantially similar to those of Y-Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Y-Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-XXX-XXXX.

THE PERFORMANCE INFORMATION SHOWN BELOW FOR
THE H-CLASS SHARES IS BASED ON A CALENDAR
YEAR.
-------------------------------------------
[Insert Bar Chart]
2008                                   8.69%
2009                                  _____%

Highest Quarter Return                Lowest Quarter Return
----------------------------------    -----------------------------------
(quarter ended __/__/____)   _____%   (quarter ended __/__/____)    -____%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2009)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                              Past 1    Since Inception
H- CLASS SHARES                                                Year       (3/2/2007)
-----------------------------------------------------------   ------    ---------------
Return Before Taxes                                            _____%        _____%
Return After Taxes on Distributions                            _____%        _____%
Return After Taxes on Distributions and Sale of Fund Shares
                                                               _____%        _____%
S&P Diversified Trends Indicator(R) (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                                   _____%        _____%

MANAGEMENT OF THE FUND - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund. The Fund is managed by a team of investment professionals, and on a day-to-day basis the three individuals listed below are jointly and primarily responsible for the portfolio management of the Fund.

      - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in March 2007.

      - MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies. Mr. Dellapa has co-managed the Fund since its inception in March 2007.

      - RYAN A. HARDER, CFA, Senior Portfolio Manager. Mr. Harder has co-managed the Fund since March 2008.

For important information about purchase and sale of fund shares and tax information, please turn to "Purchase and Sale of Fund Shares" and "Tax Information" on page __ of this prospectus.

PURCHASE AND SALE OF FUND SHARES


If you are an eligible investor, you may purchase shares of the Fund through an authorized broker-dealer or directly from the Fund by mail at [address], or by telephone at 1-800-xxx-xxxx. Shares may be purchased by automated clearing house
(ACH), by check, or by bank wire. Shares may be redeemed on any day the NAV is calculated. You may receive redemption proceeds by ACH, by check, or by bank wire.



Eligible investors for Y- Class Shares include the following:


      o Institutions that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares;

      o Retirement platforms that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares;

      o     Internal Revenue Code Section 529 college savings plan accounts;

      o Funds of Funds advised by Rydex Investments, Security Global Investors, LLC, or their affiliates; and

      o     Funds of Funds advised by unaffiliated investment advisers; and

      o Institutions that invest the minimum initial investment amount in a Fund.


The investor eligibility requirements may be amended from time to time as reflected in the Trust's then-current registration statement.



Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any business day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by mail, fax or telephone.


TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS


This Prospectus describes the Y-Class Shares of the Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund (each a "Fund" and collectively, the "Funds" or "Rydex|SGI" Funds).

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

If the Funds meet their respective investment objectives, the value of the Funds' shares will tend to increase on a daily basis by the percentage of any increase in the value of that Fund's underlying index or benchmark. When the value of each Fund's underlying index or benchmark declines, the value of that Fund's shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index or benchmark.

With respect to each Fund's investment in a wholly-owned Subsidiary, please refer to "Investment Policies, Techniques, and Risk Factors" in the Funds' Statement of Additional Information (the "SAI") for more information about the operation and management of each Fund's Subsidiary.

INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct a portfolio that seeks to correlate highly with each Fund's underlying index. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's underlying index in order to maintain consistency and predictability.

It is expected that affiliates of JPMorgan, the publisher of the Long/Short Commodities Strategy Fund's underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.


The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.


THE FUNDS' INVESTMENTS IN THE SUBSIDIARIES. Investment in the Subsidiary is expected to provide each Fund with exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements that apply to each Fund. For more information about applicable federal tax requirements, please see "Tax Information."

It is expected that each Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 ("1940 Act"), and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.

The Advisor will consider whether it is more advantageous for a Fund to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would, in turn, purchase and hold commodity-linked financial instruments, such as futures contracts, swaps or options. As a result, the level of each Fund's investment in the Subsidiary will vary based on the Advisor's use of different commodity-linked financial instruments, with the increasing use of commodity-linked notes typically resulting in decreased investment in the Subsidiary and the increasing use of futures, swaps, or options on futures typically resulting in increased investment in the Subsidiary. To the extent the Subsidiary invests in commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Similarly, to the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund.

INVESTMENT RISKS

The following section provides additional information regarding certain of the principal risks under "Principal Risks" in the Fund Summaries along with additional risk information. Risk information may not be applicable to both Funds. Please consult the Fund Summary section for each Fund to determine which risks are applicable to a particular Fund.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index or benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund may invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

To the extent the Fund's financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or widescale credit losses resulting from financial difficulties of borrowers affecting that economic sector.

      CREDIT DEFAULT SWAP RISK - The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.


DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector and energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.



EXCHANGE-TRADED NOTES RISK-ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.


FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end investment companies, which may trade at a discount to their net asset value, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies, such as the Subsidiary, or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, are not subject to the regulatory scheme of the 1940 Act.

      EXCHANGE-TRADED FUND RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value ("NAV"). This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

      INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of, or financial instruments tied to the performance of, issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk," the Fund expects to obtain most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Rydex Series Funds Managed Futures Strategy Fund and the Rydex Series Funds Commodities Strategy Fund, which is offered in a separate prospectus, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor intends to conduct the Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Rydex Series Funds Managed Futures Strategy Fund and the Rydex Series Funds Commodities Strategy Fund, which is offered in a separate prospectus, have also received a private letter ruling from the IRS that concludes that income from the Fund's investment in subsidiaries that are structured substantially similarly to the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information. The Advisor intends to conduct the Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Fund, which seeks to track its underlying index on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of the underlying index. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

FUND BENCHMARKS

Each Fund seeks to provide investment results that match the performance of a specific benchmark. Additional information about each benchmark is set forth below.

JPMORGAN CORE COMMODITY-INVESTABLE GLOBAL ASSET ROTATOR SIGMA LONG-SHORT TOTAL RETURN INDEX ("C-IGAR SIGMA") - The C-IGAR Sigma is a quantitative rules-based momentum strategy that examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in the commodity constituents that comprise the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat). The C-IGAR Sigma determines whether a constituent is long or short in a given month by looking at a rolling 12 month period of price trends. In addition, it looks at the consistency of those price trends to ensure that such price trends are sufficiently strong, which is done by looking at each of the one-month performances over the past 12 months, and giving more importance to the more recent months, as well as giving specific importance to the return over the most recent month. The underlying index can be long up to seven top-performing constituents and short up to seven of the worst performing constituents. Each selected constituent receives an equal weighting such that its notional exposure is 1/7 of the synthetic portfolio; PROVIDED, HOWEVER that the position size may be adjusted downward based on historical volatility. In the event that some constituents do not qualify to be included in either the long or short leg in a given month, the relevant leg will not receive a weighting for that month (E.G., the underlying index could be 5/7 invested in synthetic long constituents and 3/7 invested in synthetic short constituents). The synthetic portfolio can therefore concurrently have long exposure of up to 100% of the synthetic portfolio's notional amount and short exposure of up to 100% of the synthetic portfolio's notional amount for a total gross notional exposure of 200% in the commodities markets. In other words, for every $100 invested, an investor can theoretically be long $100 of commodities exposure and short $100 of commodities exposure and therefore could have gross notional exposure of $200 to commodities. The C-IGAR Sigma is reweighted and rebalanced on a monthly basis. The C-IGAR Sigma's position sizes may be reduced from 1/7th of the portfolio in times when commodity prices are experiencing high amounts of historical volatility as measured by the trailing 21-day and 63-day periods. Positions will be scaled on each reweighting date so that historical volatility is less than 20% per annum on the trailing 21-day and 63-day periods.

STANDARD & POOR'S DIVERSIFIED TRENDS INDICATOR(R) ("S&P DTI") - The S&P DTI is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. The S&P DTI, is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities markets. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components, which generally helps to mitigate the risk, and to increase the liquidity of an investment in the components of the S&P DTI. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

More detailed information about each Fund's underlying index can be found in the SAI under "Descriptions of the Benchmarks."

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex|SGI Funds since each Rydex|SGI Fund's inception.


The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended December 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                   ADVISORY FEE
---------------------------------------------------
LONG/SHORT COMMODITIES STRATEGY FUND           0.90%

MANAGED FUTURES STRATEGY FUND                  0.90%

The Funds invest in their respective Subsidiaries. Each Subsidiary has entered into a separate advisory agreement with the Advisor for the management of that Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Subsidiary's corresponding Fund pays the Advisor for services provided to that Fund. The Advisor has contractually agreed to waive the management fee it receives from the Funds in an amount equal to the management fee paid to the Advisor by each Fund's Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2009 approval of the Funds' investment advisory agreement is available in the December 31, 2009 Annual Report to Shareholders, which covers the period January 1, 2009 to December 31, 2009.

MANAGEMENT OF THE SUBSIDIARIES

As with the Funds, the Advisor is responsible for the selection of each Subsidiary's investments and the administration of each Subsidiary's investment program pursuant to separate investment advisory agreements between the Advisor and each Subsidiary. Under the advisory agreements, the Advisor provides the Subsidiaries with the same type of management, under the same terms, as are provided to the Funds. The Subsidiaries have also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Funds.

Each Subsidiary will pay the Advisor a fee at an annualized rate, based on the average daily net assets of the Subsidiary's portfolio, as follows:

SUBSIDIARY                                  ADVISORY FEE
--------------------------------------------------------
LONG/SHORT COMMODITIES STRATEGY FUND CFC            0.90%

MANAGED FUTURES STRATEGY FUND CFC                   0.90%

As stated above, the Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by that Fund's Subsidiary. This undertaking will continue in effect for so long as each Fund invests in its Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Funds' Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by each Fund is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and its Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. Each Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Funds expect that the expenses borne by their respective Subsidiaries will not be material in relation to the value of the Funds' assets. Therefore, it is expected that each Fund's investment in its Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and its Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiaries.

PORTFOLIO MANAGEMENT

The individuals listed below are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex

Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment and Specialty Funds, which include the Funds. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Long/Short Commodities Strategy Fund since its inception and has co-managed the Managed Futures Strategy Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders


The Funds calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which a Fund calculates NAV. The Funds will regularly value its investments in structured notes at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of each Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

More information about the valuation of the Funds' holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

SHORT DIVIDEND EXPENSE - "Short Dividend Expense" occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Managed Futures Strategy Fund would have equaled ____%.

TOTAL OTHER EXPENSES - For the Long/Short Commodities Strategy Fund, "Total Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated in the table under "Fees and Expenses of the Fund." "Total Other Expenses" include "Other Expenses of the Subsidiary."

For the Managed Futures Strategy Fund, "Total Other Expenses" include index licensing fees, transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated. A portion of the index licensing fee is embedded in the purchase price of certain structured notes in which the Fund may invest and is not reflected in "Total Other Expenses." Thus, the amount of index license fees paid directly by the Fund, or paid indirectly as an embedded fee within the structured notes, will vary depending on how much of the Fund's assets are invested in structured notes.


BUYING, SELLING AND EXCHANGING FUND SHARES


Y-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

If you are an eligible investor, you will need to open a Rydex|SGI shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex|SGI Client Services at
800.820.0888 or 301.296. For more information on opening an account, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                             CUT-OFF TIME
-------------------------    -----------------------
By Financial Intermediary         Market Close*

* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES


On any day that the Funds calculate NAV earlier than normal, as described below, Rydex|SGI reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES


Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex|SGI reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex|SGI receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.


PURCHASE PROCEDURES

You may submit purchase orders through your financial intermediary. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex|SGI reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex|SGI's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


You may buy shares and send your purchase proceeds by any of the following methods:


                   INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                   ---------------------------------------     ---------------------------------------------
BY MAIL            Complete the account application that       Complete the Rydex|SGI investment slip
IRA AND OTHER      corresponds to the type of account you      included with your quarterly statement or
RETIREMENT         are opening.                                send written purchase instructions that
ACCOUNTS REQUIRE   o MAKE SURE TO DESIGNATE THE RYDEX|SGI      include:
ADDITIONAL         FUND(S) YOU WANT TO PURCHASE.               o YOUR NAME
PAPERWORK.         o MAKE SURE YOUR INVESTMENT MEETS THE       o YOUR SHAREHOLDER ACCOUNT NUMBER
                   ACCOUNT MINIMUM.                            o THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE.
CALL RYDEX|SGI
CLIENT SERVICES    Make your check payable to RYDEX|SGI.
TO REQUEST A
RETIREMENT         Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNT INVESTOR
APPLICATION KIT.   Include the name of the Rydex|SGI Fund(s) you want to purchase on your check.

                   IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                   BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                   SEPARATE PROSPECTUS.

                   Mail your application and check to:         Mail your written purchase instructions
                                                               and check to:

                                                     MAILING ADDRESSES:

                                STANDARD DELIVERY                          OVERNIGHT DELIVERY
                                    Rydex|SGI                                   Rydex|SGI
                                 Attn: Ops. Dept.                            Attn: Ops. Dept.
                                 P.O. Box 758567                             200 SW 6th Street
                               Topeka, KS 66675-8567                       Topeka, KS 66603-3704

                   INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                   ---------------------------------------     ---------------------------------------------

BY WIRE            Submit new account paperwork, and then      Be sure to designate in your wire
                   call Rydex|SGI to obtain your account       instructions the Rydex|SGI Fund(s) you
RYDEX|SGI          number.                                     want to purchase.

                   o MAKE SURE TO DESIGNATE THE RYDEX|SGI
                   FUND(S) YOU WANT TO PURCHASE.
                   o MAKE SURE YOUR INVESTMENT MEETS THE
                   ACCOUNT MINIMUM.

CLIENT             To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
SERVICES           YOU MUST CALL RYDEX|SGI CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR
PHONE              TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX|SGI FUND(S) YOU ARE PURCHASING:
NUMBER:
800.820.0888       o Account Number
OR                 o Fund Name
301.296.5406       o Amount of Wire
                   o Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX|SGI CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE
                   ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex|SGI
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                   IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                   BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                   SEPARATE PROSPECTUS.

                   INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                   ---------------------------------------     ---------------------------------------------

BY ACH             Submit new account paperwork, and then      SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
(FAX)              call Rydex|SGI to obtain your account A     MINIMUM OF $20. To make a subsequent purchase
                    a subsequent number. Be sure to            send written purchase instructions that
RYDEX|SGI FAX      complete the  "Electronic  Investing        include:
NUMBER:            via ("ACH")" section. Then, fax it to
301.296.5103       Rydex|SGI (ONLY Individual, Joint           o YOUR NAME
                   and UGMA/UTMA accounts may be opened by     o YOUR SHAREHOLDER ACCOUNT NUMBER
                   fax).                                       o THE RYDEX|SGI FUND(S) YOU WANT TO
                                                               PURCHASE
                   o MAKE SURE TO INCLUDE A LETTER OF          o ACH BANK INFORMATION (IF NOT ON RECORD).
                   INSTRUCTION REQUESTING THAT WE
                   PROCESS YOUR PURCHASE BY ACH.
                   o MAKE SURE TO DESIGNATE THE RYDEX|SGI
                   FUND(S) YOU WANT TO PURCHASE.
                   o MAKE SURE YOUR INVESTMENT MEETS THE
                   ACCOUNT MINIMUM.

BY ACH (INTERNET)  Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com


CANCELLED PURCHASE ORDERS


Rydex|SGI will ordinarily cancel your purchase order under the following circumstances:


o     if your bank does not honor your check for any reason


o     if the transfer agent (Rydex|SGI) does not receive your wire transfer



o     if the transfer agent (Rydex|SGI) does not receive your ACH transfer


o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by:



                        STANDARD DELIVERY       OVERNIGHT DELIVERY
       MAIL                 Rydex|SGI               Rydex|SGI
                        Attn: Ops. Dept.         Attn: Ops. Dept.
                         P.O. Box 758567        200 SW 6th Street
                      Topeka, KS 66675-8567   Topeka, KS 66603-3704

       FAX            301.296.5103
                      If you send your redemption order by fax, you
                      must call Rydex|SGI Client Services at
                      800.820.0888 or 301.296.5406 to verify that
                      your fax was received and when it will be
                      processed.

    TELEPHONE         800.820.0888 or 301.296.5406 (not available
                      for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.


DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES

      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.


LOW BALANCE ACCOUNTS



Because of the administrative expense of servicing small accounts, the Funds reserve the right to redeem your shares if the value of your account falls below $5,000,000. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex|SGI Fund and use the proceeds from that sale to purchase shares of another Rydex|SGI Fund. Investors may make exchanges on any Business Day of Y-Class Shares of any Rydex Fund for Y-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Rydex|SGI Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex|SGI Fund you are exchanging out of or the Rydex|SGI Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex|SGI Funds" for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Fund also offers you the option to send exchange requests to Rydex|SGI by:



                        STANDARD DELIVERY       OVERNIGHT DELIVERY

       MAIL                 Rydex|SGI               Rydex|SGI
                        Attn: Ops. Dept.         Attn: Ops. Dept.
                         P.O. Box 758567        200 SW 6th Street
                      Topeka, KS 66675-8567   Topeka, KS 66603-3704

       FAX            301.296.5101
                      If you send your exchange request by fax, you must call
                      Rydex|SGI Client Services at 800.820.0888 to verify that
                      your fax was received and when it will be processed.

    TELEPHONE         800.820.0888 OR 301.296.5406

    INTERNET Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)


You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Y-Class Shares of the Funds for Y-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE LONG/SHORT COMMODITIES STRATEGY FUND AND MANAGED FUTURES STRATEGY FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at WWW.RYDEX-SGI.COM.


ACCOUNT POLICIES


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex|SGI provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex|SGI Funds through a financial intermediary, subject to that financial intermediary's requirements.


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex|SGI web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET


Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex|SGI Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent, are responsible for internet transactions that are not received.



During periods of unusually high market activity or other times, it may be difficult to reach Rydex|SGI by telephone or access our internet site. Rydex|SGI and its affiliates will not be liable for any losses resulting from a cause over which Rydex|SGI or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex|SGI by your regular medium, consider sending written instructions.


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex|SGI web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.



RYDEX|SGI EXPRESS LINE - 1(800) 717-7776



You may access information about the Rydex|SGI Funds and your Rydex|SGI account anytime with the Rydex|SGI Express Line. This automated line gives you telephone access to Rydex|SGI Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex|SGI account.


SERVICE AND OTHER FEES


The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.


Rydex|SGI reserves the right to add additional service fees at any time.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


FREQUENT TRADING POLICY. Unlike most other Rydex|SGI Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.


REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. Each Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Funds invests will not be considered qualifying income after September 30, 2006. Accordingly, the Funds currently restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Managed Futures Strategy Fund and the Commodities Strategy Fund, which is offered in a separate prospectus, have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor intends to conduct each Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the SAI.

In addition, each Fund's investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. The Managed Futures Strategy Fund and the Commodities Strategy Fund, which is offered in a separate prospectus, have also received a private letter ruling from the IRS that concludes that income from the Funds' investment in subsidiaries that are structured substantially similarly to the Subsidiaries will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended. The Advisor intends to conduct the Funds' investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See "Dividends, Distributions and Taxes
- Tax Implications of the Investment in the Subsidiary" in the SAI.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Funds for more than one year. Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

      o Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

      o The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS


EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex|SGI Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.


STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the fiscal years ended 2009, 2008 and 2007 has been audited by _____________________, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for the period ended March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

[INSERT FINANCIAL HIGHLIGHTS HERE]

INDEX PUBLISHERS INFORMATION

LONG/SHORT COMMODITIES STRATEGY FUND

The JPMorgan Core Commodity-Investable Global Asset Rotator Long-Short Sigma Index ("Index") was developed, compiled, prepared and arranged by J.P. Morgan Securities Ltd. ("JPMorgan") through expenditure of substantial time, effort and money and constitutes valuable intellectual property and a trade secret of JPMorgan and all proprietary and intellectual property rights of any nature, including patents, copyrights, trademarks and trade secrets regarding the Index, and any and all copies, modifications, enhancements and derivative works thereof are owned by and will remain the property of JPMorgan. Copyright to this document may belong to unaffiliated third parties.

The Long/Short Commodities Strategy Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of the Long/Short Commodities Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the Long/Short Commodities Strategy Fund particularly or the ability of the JPMorgan Core Commodity-Investable Global Asset Rotator Long Short Sigma Index (the "Index") to track the investment opportunities in the commodity futures and forwards markets or otherwise achieve its objective. JPMorgan has no obligation to take the needs of Rydex Investments or the owners of the Long/Short Commodities Strategy Fund into consideration in determining, composing or calculating the Index. JPMorgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Long/Short Commodities Strategy Fund to be issued or in the determination or calculation of the equation by which the Long/Short Commodities Strategy Fund is to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the Long/Short Commodities Strategy Fund. It is expected that affiliates of JPMorgan, the publisher of the underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.

THE INDEX IS PROVIDED "AS IS" WITH ANY AND ALL FAULTS. JPMORGAN DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX AND/OR ANY INFORMATION RELATING TO THE LONG/SHORT COMMODITIES STRATEGY FUND AND/OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE LONG/SHORT COMMODITIES STRATEGY FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR LONG/SHORT COMMODITIES STRATEGY FUND. JPMORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE LONG/SHORT COMMODITIES STRATEGY FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR FUND. THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE INDEX AND/OR FUND, ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE INDEX AND/OR THE FUND. WITHOUT LIMITING ANY OF THE FOREGOING,

IN NO EVENT SHALL JPMORGAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Alpha Financial Technologies, Inc. ("AFT"), the owner of the S&P DTI. S&P and AFT make no representation, condition, warranty, express or implied, to the owners of the Managed Futures Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the Managed Futures Strategy Fund particularly or the ability of the S&P DTI to provide a basis for superior investment performance. S&P's and AFT's only relationship to Licensee is the licensing of certain of their trademarks and of the S&P DTI, which is determined, composed and calculated without regard to Licensee or the Managed Futures Strategy Fund. S&P and AFT have no obligation to take the needs of Licensee or the owners of the Managed Futures Strategy Fund into consideration in determining, composing or calculating the S&P DTI. S&P and AFT are not responsible for and have not participated in the determination of the prices and amount of the Managed Futures Strategy Fund or the timing of the issuance or sale of the Managed Futures Strategy Fund or in the determination or calculation of the equation by which the Managed Futures Strategy Fund is to be converted into cash. S&P and AFT have no obligation or liability in connection with the administration, marketing, or trading of the Managed Futures Strategy Fund.

S&P and AFT do not guarantee the accuracy and/or the completeness of the S&P DTI or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P and AFT make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Managed Futures Strategy Fund, or any other person or entity from the use of the S&P DTI or any data included therein. S&P and AFT make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P DTI or any data included therein. Without limiting any of the foregoing, in no event shall S&P or AFT have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P DTI or any data included therein, even if notified of the possibility of such damages.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION

      ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED _______, 2010. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-010, OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

      ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR. YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850.


      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.


      THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEX|SGI LOGO]


9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                                WWW.RYDEX-SGI.COM

This Statement of Additional Information ("SAI") relates to Y-Class Shares of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

                      LONG/SHORT COMMODITIES STRATEGY FUND
                          MANAGED FUTURES STRATEGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectus for the Y-Class Shares dated ____, 2010 (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended December 31, 2009 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                  The date of this SAI is ______________, 2010

GENERAL INFORMATION ABOUT THE TRUST........................................

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS...........................

MORE INFORMATION ABOUT THE BENCHMARKS......................................

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED
  INVESTMENT STRATEGIES....................................................

INVESTMENT RESTRICTIONS....................................................

BROKERAGE ALLOCATION AND OTHER PRACTICES...................................

MANAGEMENT OF THE TRUST....................................................

PRINCIPAL HOLDERS OF SECURITIES............................................

DETERMINATION OF NET ASSET VALUE...........................................

PURCHASE AND REDEMPTION OF SHARES..........................................

DIVIDENDS, DISTRIBUTIONS, AND TAXES........................................

OTHER INFORMATION..........................................................

INDEX PUBLISHERS INFORMATION...............................................

COUNSEL....................................................................

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................

CUSTODIAN..................................................................

FINANCIAL STATEMENTS.......................................................

APPENDIX A - DESCRIPTION OF RATINGS.....................................A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES.....B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty-five (55) separate funds that issue a combination of Y-Class Shares, Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Any applicable sales charges and minimum investment requirements are described in the Funds' prospectuses for each of the available share classes. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectus. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectus.

THE SUBSIDIARIES. Each Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (each a "Subsidiary" and together, the "Subsidiaries"). It is expected that each Subsidiary will invest primarily in commodity futures, option and swap contracts, but it also may invest in financial futures, fixed income securities, structured notes, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"), and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. As a result, each Fund may be considered to be investing indirectly in these investments through its Subsidiary. For that reason, and for the sake of convenience, references in this SAI to the Funds may also include the Subsidiaries. The Subsidiaries have adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Funds. The Funds' Chief Compliance Officer oversees the implementation of the Subsidiaries' policies and procedures, and makes periodic reports to the Funds' Board regarding the Subsidiaries' compliance with their policies and procedures.

Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Stuarts Corporate Services Ltd., P.O. Box 2510, Grand Cayman KY1-1104, Grand Cayman, Cayman Islands. The Subsidiaries' affairs are overseen by its own board of directors consisting of three directors.

Each Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee for its services. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by each Fund's Subsidiary. Each Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. Each Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of the Fund's assets. It is therefore expected that each Fund's investment in its Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and the Subsidiary. Please refer to the section in this SAI titled "Tax Implications of Investment in the Wholly-Owned Subsidiaries" for information about certain tax aspects of each Fund's investment in its Subsidiary.

BORROWING

Each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Each Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. Each Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

- GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Funds' NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. The Long/Short Commodities Strategy Fund may engage in currency hedging. In addition, although the Managed Futures Strategy Fund does not currently expect to engage in currency hedging, the Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Each Fund may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. Each Fund may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

The Funds do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, each Fund either may sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If either Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. The Long/Short Commodities Strategy Fund may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

In addition, the Long/Short Commodities Strategy Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

The Managed Futures Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

EQUITY SECURITIES

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Each Fund may invest in the types of equity securities described in more detail below.

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.


- WARRANTS. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, the Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Funds invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.


- RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

FIXED INCOME SECURITIES

Each Fund may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

- DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. Each Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN ISSUERS

The Long/Short Commodities Strategy Fund may invest in issuers located outside the United States directly, or in financial instruments, such as structured notes or American Depositary Receipts ("ADRs"), that are indirectly linked to the performance of foreign issuers. In addition, the Managed Futures Strategy Fund may invest in issuers located outside the United States through ADRs, Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects the Fund from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Each Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the U.S. Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. Each Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

- STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

- REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

- OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

- COMBINED POSITIONS. Each Fund may purchase and write options in any combination. For example, each Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

Each Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Long/Short Commodities Strategy Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, each of the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. Each Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. Each Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. Each Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps each Fund is also subject to the credit risk of the corporate credit instruments underlying the credit default swaps. If one of the underlying corporate credit instruments defaults, the Fund may receive the security or credit instrument that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The

Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

INVESTMENT IN THE SUBSIDIARIES

Each Fund may each invest up to 25% of its total assets in its respective Subsidiary. Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. Each Fund, as the sole shareholder of its respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because each Fund wholly owns and controls its respective Subsidiary, and the Funds and Subsidiary are managed by the Advisor, it is unlikely that a Subsidiary will take action contrary to the interests of its parent Fund or the Fund's shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its respective Subsidiary, and each Fund's role as the sole shareholder of its respective Subsidiary. Also, in managing each Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the parent Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, could result in the inability of the Funds and/or the Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and
(G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Internal Revenue Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Neither Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

Each Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If a Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's Advisor and the other expenses that each Fund bears directly in connection with its own operations.

PORTFOLIO TURNOVER


In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. A Fund's investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that a Fund uses derivatives, they generally will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. To the extent portfolio turnover is attributable to frequent redemptions, the redemption fees charged on such frequent redemptions and collected by the Funds will offset the transaction costs associated with such portfolio turnover.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. A Fund's investments in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.




REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Each Fund will establish a segregated account with the Trust's custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES

Each Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Each Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in its underlying index and/or securities not included in the underlying index being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. However, each Fund's performance attempts to correlate highly with the movement in its underlying index over time.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. In addition, the Long/Short Commodities Strategy Fund may also enter into short transactions on U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

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

ZERO COUPON BONDS

Each may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

MORE INFORMATION ABOUT THE BENCHMARKS

LONG/SHORT COMMODITIES STRATEGY FUND

INDEX DESCRIPTION. The JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the "Core Commodity-IGAR Sigma Long-Short Index" or "Commodity-IGAR Sigma" or the "Index") is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. Furthermore, the underlying Index is a total return index, which means the returns of the Index include (a) the price return and roll yields (positive or negative) associated with its commodity components and (b) a Treasury Bill rate of interest that are earned on the hypothetical amounts committed to the trading of the synthetic commodity positions. The commodity constituents are drawn from a limited universe of 14 sub-indices of the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat). Historical performance data for each constituent is run through Commodity-IGAR Sigma algorithms on a monthly basis. The algorithms test each constituent's performance and the consistency of its momentum. Each day on which the index is valued will be referred to as an "Index Valuation Day." On the tenth Index Valuation Day of each month, the long performance test filters out constituents that have not demonstrated one-year appreciation, and the short performance test filters out constituents that have not demonstrated one-year depreciation. The long consistency test filters out constituents that have not demonstrated consistent positive monthly performance over a one-year period, attributing greater weight to more recent monthly periods. The short consistency test filters out constituents that have not demonstrated consistent negative monthly performance over a one-year period, attributing greater weight to more recent monthly periods. The long reversal test filters out constituents which have displayed a return over the last monthly period of -10% (minus ten percent) or less. The short reversal test filters out constituents which have displayed a return over the last monthly period of +10% (plus ten percent) or better. Based on the performance tests, the consistency tests and the reversal tests, the Index Calculation Agent selects the constituents to be rebalanced. Up to seven constituents that are ranked with the strongest positive performance and successfully pass both the long consistency test and the long reversal test are assigned a long target weight of one-seventh (1/7) in the synthetic portfolio until the next monthly rebalancing; provided, however that the synthetic position size may be adjusted downward based on historical volatility. Additionally, up to seven constituents that are ranked with the strongest negative performance and successfully pass both the short consistency test and the short reversal test are assigned a short target weight of one-seventh (1/7) in the synthetic portfolio until the next monthly rebalancing; provided, however that the synthetic position size may be adjusted downward based on historical volatility. Except for those constituents who are subject to conditions set forth above, the weighting of one-seventh will apply to each of the strongest long and short constituents even if their number is less than seven. The remaining constituents are assigned a weight of zero percent (0%). Each month, the notional amount invested in the index is split into five equal parts, each of which is rebalanced according to the above methodology on one of five consecutive business days. Position sizes may be reduced from 1/7th of the portfolio in times when commodity prices are experiencing high amounts of historical volatility as measured by the trailing 21-day and 63-day periods. Positions will be scaled on each re-weighting date so that historical volatility is less than 20% per annum on the trailing 21-day and 63-day periods.

INDEX CALCULATION. The Index compiles and rebalances monthly a synthetic portfolio drawn from a universe of 14 of the 24 components of the S&P GSCI(TM). The Index is rebalanced using an investment strategy that is generally known as momentum investing. The rebalancing method therefore seeks to capitalize on positive and negative trends in the U.S. dollar level of the constituents on the assumption that if certain constituents performed well or poorly in the past they will continue to perform well or poorly in the future. The allocation among the constituents within the synthetic portfolio is rebalanced monthly. The strategy synthetically invests in up to seven long and seven short positions in constituents, currently from a universe of 14 constituents of the S&P GSCI(TM), based upon absolute historic one-year performance and consistent historical monthly appreciation and the conditions set forth above. The seven constituents with strongest positive performance and the seven constituents with the weakest negative performance that pass both their relevant consistency test (long or short) and their relevant reversal test (long or short) are included in the synthetic portfolio and assigned weightings equal to one-seventh (for constituents with the strongest positive performance that pass the long consistency test) or minus one-seventh (for constituents with the weakest negative performance that pass the short consistency test), as applicable, within the synthetic portfolio for the month in which it is included, unless such constituent is affected by conditions set forth above. On each re-weighting date (as defined below), the Index Calculation Agent will also scale the long and short exposure of the Index so that the historical volatility of the index is less than 20% per annum, as measured based on the maximum volatility displayed in trailing 21-day and 63-day periods. References to days herein refers to days on which all of the constituents are scheduled to trade. In other words, if either of the annualized 21-day historical volatility and the annualized 63-day historical volatility of the Index was greater than 20% per annum, the notional exposure in the synthetic portfolio would be adjusted downward to achieve an annualized historical volatility of 20% as measured by the 21-day and 63-day trailing period. Realized volatility may be greater than or less than the 20% per annum cap, during the monthly period because this change will only be made on each re-weighting date. Additionally, the notional exposure will only be adjusted downward and will not be increased if the 21-day and 63-day historical volatility is less than the cap of 20%. The synthetic portfolio can therefore concurrently have long exposure of up to 100% of the synthetic portfolio's notional amount and short exposure of up to 100% of the synthetic portfolio's notional amount for a total gross notional exposure of 200% in the commodities markets. In other words, for every $100 invested, an investor can theoretically be long $100 of commodities exposure and short $100 of commodities exposure and therefore could have gross notional exposure of $200 to commodities. In the event that fewer than seven constituents with positive performance or seven constituents with negative performance pass their respective consistency algorithms and reversal tests, one-seventh (for constituents with the strongest positive performance) or minus one-seventh (for constituents with the weakest negative performance), as applicable, of the synthetic portfolio will be deemed uninvested during that month for each of the positions that are unfilled by an included constituent.

It is expected that the universe of potential constituents will continue to be limited to a current universe of 14 components of the S&P GSCI(TM). The S&P GSCI(TM) single commodity components are chosen as the constituents because of their wide usage as commodity contract price benchmarks. In certain circumstances, the Index Calculation Agent may exclude or substitute constituents in its sole discretion.

REBALANCING. Unless postponed, because of market conditions described more specifically in the Index Rules, the Index will be re-weighted on the eleventh Index Valuation Day of every month (each, a "Re-weighting Date"). On each Re-weighting Date, the notional amount of the synthetic commodities portfolio will be divided into five equally weighted parts and re-weighted at the close of trading on such Re-weighting Date. After such re-weighting, these five parts of the notional amount will be separately rebalanced into the selected constituents on the twelfth, thirteenth, fourteenth, fifteenth and sixteenth Index Valuation Days of every month, subject to a postponement as described above.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Index was June 15, 2009.

INDEX AVAILABILITY. The value of the Index is published each trading day under the Bloomberg ticker symbol "CMDSLSTR". JPMorgan is not responsible for the dissemination of information through Bloomberg, and on certain trading days, the Index Level, may not be published on Bloomberg as a result of technical reasons, force maieure or other reasons outside the control of JPMorgan.

MANAGED FUTURES STRATEGY FUND

INDEX DESCRIPTION. The S&P Diversified Trends Indicator(R) is a diversified, investable methodology that attempts to capture profits from trending prices in futures markets. It consists of 24 futures contracts ("components"), allocated 50% to financials (I.E., interest rates and currencies) and 50% to commodities (energy, metals, etc.). These components are grouped into 14 sectors (weighted by relative significance) which will be positioned either long or short based on their prices relative to their moving averages (energy is never short, but will go flat if a short indicator is present).

INDEX CALCULATION. Of the factors considered in determining the S&P Diversified Trends Indicator(R) components and weights, liquidity -- the volume and notional size of futures contracts traded -- is one of the most important. Liquidity is an indication both of the significance of a particular market and the ability to trade with minimal market impact. All the components of the indicator are consistently in the lists of top contracts traded in the U.S. Investability is another important consideration. Other liquid contracts may exist, but exceptionally large contract values (I.E., $1,000,000 per contract for Eurodollar futures) would make the cost to replicate the indicator very inefficient. Contracts are limited to those traded on U.S. exchanges to minimize any impact from major differences in trading hours, avoid currency exchange calculations, and allow for similar closing times and holiday schedules.

Weightings of the financial sectors are based on, but not directly proportional, to GDP. Instead, the financials of the countries with a GDP of greater than $3 trillion are placed into tier 1 and countries with a GDP of less than $3 trillion are placed in tier 2. Tier 1 financials are meant to be close in weight, with slight relative tilts towards those from the larger economies. Thus, the U.S.-based financials have a higher importance than the euro currency. Tier 2 markets are weighted approximately proportionate to each other, but have some adjustments for liquidity, trading significance, and potential correlation to tier 1 markets. For example, the Canadian Dollar component receives a 1% weighting due to Canada's historical economic connection with the U.S. By not weighting the financials of the largest GDP countries so high, the tier weighting approach increases diversification.

Commodity weights are based on generally known world production levels. A reasonability test is to compare weights with established commodity-specific indices, such as the Goldman Sachs Commodity Index (GSCI) and Dow Jones-AIG Commodity Index (DJ-AIG). When divided in half to match the fact that commodities are only half the weight of the S&P Diversified Trends Indicator(R), the production allocations compare fairly closely. The exception to this is the significantly higher Energy weighting in the GSCI due to strict adherence to production figures.

REBALANCING. Rebalancing is regularly scheduled. The 14 sectors are rebalanced monthly to their fixed weights. The 24 components that comprise the sectors are rebalanced at the end of each year. Rebalancing the components annually allows market actions to determine which components are relatively more important.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Benchmark was December 31, 2003.

INDEX AVAILABILITY. The Benchmark is calculated continuously and widely disseminated to major data vendors.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED INVESTMENT STRATEGIES

LEVERAGE. The Funds will regularly invest in financial instruments that give rise to leverage as part of each Fund's principal investment strategy. While the Funds may borrow or use other forms of leverage for investment purposes, each derives its leveraged exposure primarily through the use of derivatives that give rise to leverage. Utilization of leverage involves special risks and should be considered speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Funds to pay interest, which would decrease the Funds' total returns to shareholders. If the Funds achieve their respective investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Funds not been leveraged.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

1. Borrow money in an amount exceeding 33-1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33-1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for either Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

7. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to either Fund by the Board.

Each Fund may not:

1.   Invest in warrants.

2.   Invest in real estate limited partnerships.

3.   Invest in mineral leases.

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund (the Rydex Asset Allocation Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Statement of Additional Information dated August 1, 2009).

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.   Purchase securities on margin or effect short sales, except that a Fund may
     (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

In addition, the Managed Futures Strategy Fund may not:

9. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark (as that term is defined in the Fund's Prospectus), without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies" and the non-fundamental limitation on illiquid securities described in paragraph 9 above, under the heading "Non-Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. Further, because open-end investment companies can borrow money only from banks, the limitations set forth in paragraph 1 under the heading "Fundamental Policies" apply only when the Fund borrows money from a bank, and the Fund may purchase securities when its borrowings exceed 5% of its total assets provided that such purchases are not made for investment purposes (E.G., the purchases are made to cover existing Fund obligations such as an obligation to cover a short sale). With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of the illiquid instruments back within the limitations as soon as reasonably practicable. The Subsidiaries will also follow the Funds' fundamental and non-fundamental investment restrictions, described above, except for the non-fundamental policy set forth in paragraph 9, with respect to its investments.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2008 and 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, the Long/Short Commodities Strategy Fund paid the following brokerage commissions:

                                                                                          AGGREGATE
                                                       AGGREGATE        AGGREGATE         BROKERAGE
                                                       BROKERAGE        BROKERAGE    COMMISSIONS FOR THE
                                                    COMMISSIONS FOR    COMMISSIONS    FISCAL PERIOD FROM
                                           FUND     THE FISCAL YEAR  FOR THE FISCAL      APRIL 1, 2009
                                        INCEPTION   ENDED MARCH 31,    YEAR ENDED      THROUGH DECEMBER
FUND NAME                                  DATE          2008        MARCH 31, 2009         31, 2009
-------------------------------------  -----------  ---------------  --------------  -------------------
Long/Short Commodities Strategy Fund     6/25/09           *               *                $____

*    Not in operation for the period indicated.


For the fiscal years ended March 31, 2007 and 2008, the fiscal period from April 1, 2008 to December 31, 2008, and for the fiscal year ended December 31, 2009, the Managed Futures Strategy Fund paid the following brokerage commissions:

                                                       AGGREGATE        AGGREGATE          AGGREGATE
                                                       BROKERAGE        BROKERAGE          BROKERAGE             AGGREGATE
                                                    COMMISSIONS FOR    COMMISSIONS      COMMISSIONS PAID         BROKERAGE
                                          FUND      THE FISCAL YEAR  FOR THE FISCAL  FOR THE FISCAL PERIOD  COMMISSIONS FOR THE
                                        INCEPTION   ENDED MARCH 31,    YEAR ENDED    FROM APRIL 1, 2008 TO   FISCAL YEAR ENDED
FUND NAME                                 DATE           2007        MARCH 31, 2008    DECEMBER 31, 2008     DECEMBER 31, 2009
-------------------------------------  -----------  ---------------  --------------  ---------------------  -------------------
Managed Futures Strategy Fund           3/2/2007        $4,431           $76,949            $160,782                $____



Differences, from the fiscal years ended March 31, 2007 and March 31, 2008, in the amount of brokerage commissions paid by the Managed Futures Strategy Fund (as disclosed in the table above) were primarily due to the fact that the Fund commenced operations on March 2, 2007 and, therefore, had less than a month of brokerage commissions to report for the fiscal year ended March 31, 2007. Differences, from the fiscal years ended March 31, 2007 and March 31, 2008, and the fiscal period ended December 31, 2008, in the amount of brokerage commissions paid by the Managed Futures Strategy Fund (as disclosed in the table above) were primarily due to the fact that the Fund increased the use of futures contracts by the Fund. Changes in the amount of commissions paid by the Funds do not reflect material changes in the Funds' respective investment objective or strategies over these periods.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the

Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority ("FINRA") (formerly, the National Association of Securities Dealers, Inc. or the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, the Long/Short Commodities Strategy Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                            FOR THE FISCAL YEAR         FOR THE FISCAL PERIOD FROM APRIL 1,
                                            ENDED MARCH 31, 2009         2009 THROUGH DECEMBER 31, 2009
                                       -------------------------------  -----------------------------------
                                                        TOTAL DOLLAR                        TOTAL DOLLAR
                                       TOTAL DOLLAR      AMOUNT OF      TOTAL DOLLAR         AMOUNT OF
                                         AMOUNT OF     TRANSACTIONS       AMOUNT OF         TRANSACTIONS
                                         BROKERAGE       INVOLVING        BROKERAGE          INVOLVING
                                        COMMISSIONS      BROKERAGE      COMMISSIONS          BROKERAGE
                                       FOR RESEARCH   COMMISSIONS FOR   FOR RESEARCH     COMMISSIONS FOR
FUND NAME                                SERVICES    RESEARCH SERVICES    SERVICES      RESEARCH SERVICES
-------------------------------------  ------------  -----------------  ------------  ---------------------
Long/Short Commodities Strategy Fund         *               *             $_____             $_____

*    Not in operation for the period indicated.

For the Trust's fiscal year ended December 31, 2009, the Managed Futures Strategy Fund paid $XXX in commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Funds' shares (the "Distributor"), for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended March 31, 2008 and 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, the Long/Short Commodities Strategy Fund did not pay any brokerage commissions to the Distributor. For the fiscal year ended December 31, 2009, the Managed Futures Strategy Fund also did not pay any brokerage commissions to the Distributor.


SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2009, the Funds held the following securities of the Trust's "regular brokers or dealers":

                                                                        TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                                FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
-------------------------------------  -------------------------------  -------------------------------
Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
                                                      INTERESTED TRUSTEES*

Richard Goldman (48)         Trustee from 2009 to present;     PADCO ADVISORS, INC.:  Director and      158      Security Equity
                             President from 2009 to present.   Chief Executive Officer                           Fund (10); Security
                                                               from January 2009 to present                      Large Cap Value
                                                                                                                 Fund (2); Security
                                                               PADCO ADVISORS II, INC.:  Director                Mid Cap Growth Fund
                                                               and Chief Executive Officer from                  (1); Security
                                                               January 2009 to present                           Income Fund (2);
                                                                                                                 SBL Fund (15)
                                                               RYDEX DISTRIBUTORS, INC.: President,
                                                               Chief Executive Officer and Director
                                                               from January 2009 to present

                                                               RYDEX FUND SERVICES, INC.: Director
                                                               from July 2009 to present

                                                               RYDEX HOLDINGS, LLC: President and
                                                               Chief Executive Officer from January
                                                               2009 to present

                                                               SECURITY BENEFIT CORPORATION: Senior
                                                               Vice President from March 2007 to
                                                               present

                                                               FIRST SECURITY BENEFIT LIFE AND
                                                               ANNUITY INSURANCE COMPANY OF NEW
                                                               YORK:  Director from September 2007
                                                               to present

                                                               SECURITY DISTRIBUTORS, INC.:
                                                               Director from August 2007 to present

                                                               SECURITY INVESTORS, LLC: President
                                                               from August 2007 to present

                                                               SECURITY GLOBAL INVESTORS, LLC:
                                                               Manager and President from May 2007
                                                               to present

                                                               R.M. GOLDMAN PARTNER, LLC: Managing
                                                               Member from February 2006 to
                                                               February 2007

                                                               FORSTMANNLEFF ASSOCIATES: President
                                                               and Chief Executive Officer from
                                                               August 2003 to November 2005

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
                                                      INDEPENDENT TRUSTEES

Corey A. Colehour (64)       Trustee from 1993 to present;     Retired from August 2006 to present.     158      None
                             and Member of the Audit and       President and Senior Vice President
                             Governance and Nominating         of Schield Management Company
                             Committees from 1995 to present.  (registered investment adviser)
                                                               from 2003 to 2006

J. Kenneth Dalton (69)       Trustee from 1995 to present;     Retired                                  158      [Epiphany Funds]
                             Member of the Governance and
                             Nominating Committee from 1995
                             to present; and Chairman of the
                             Audit Committee from 1997 to
                             present.

John O. Demaret (70)         Trustee from 1997 to present;     Retired                                  158      None
                             Chairman of the Board from 2006
                             to present; and Member of the
                             Audit and Governance and
                             Nominating Committees from 1997
                             to present.

Werner E. Keller (69)        Trustee and Member of the Audit   Founder and President of Keller          158      None
                             and Governance and Nominating     Partners, LLC (registered investment
                             Committees from 2005 to present.  adviser) from 2005 to present; and
                                                               Retired from 2001 to 2005

Thomas F. Lydon (50)         Trustee and Member of the Audit   President of Global Trends               158      Board of Directors
                             and Governance and Nominating     Investments (registered investment                of US Global
                             Committees from 2005 to present.  adviser) from 1996 to present                     Investors since
                                                                                                                 April 1995

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
Patrick T. McCarville (67)   Trustee from 1997 to present;     Chief Executive Officer of Par           158      None
                             Chairman of the Governance and    Industries, Inc., d/b/a Par Leasing
                             Nominating Committee from 1997    from 1977 to present
                             to present; and Member of the
                             Audit Committee from 1997 to
                             present.

Roger Somers (65)            Trustee from 1993 to present;     Founder and Chief Executive Officer      158      None
                             and Member of the Audit and       of Arrow Limousine from 1965 to
                             Governance and Nominating         present
                             Committees from 1995 to present.

                                                            OFFICERS

Michael P. Byrum (39)        Vice President from 1999 to       PADCO ADVISORS, INC.:  Director from     158      Not Applicable
                             present; Trustee from 2005 to     January 2008 to present; Chief
                             2009                              Investment Officer from August 2006
                                                               to present; President from May 2004
                                                               to present; and Secretary from
                                                               December 2002 to present

                                                               PADCO ADVISORS II, INC.: Director
                                                               from February 2008 to present; Chief
                                                               Investment Officer from August 2006
                                                               to present; President from May 2004
                                                               to present; and Secretary from
                                                               December 2002 to present

                                                               RYDEX CAPITAL PARTNERS I, LLC:
                                                               President and Secretary from October
                                                               2003 to April 2007 (this entity no
                                                               longer exists)

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
                                                               RYDEX CAPITAL PARTNERS II, LLC:
                                                               President and Secretary from October
                                                               2003 to April 2007 (this entity no
                                                               longer exists)

                                                               RYDEX FUND SERVICES, INC.: Director
                                                               from July 2009 to present; Secretary
                                                               from December 2002 to present; and
                                                               Executive Vice President from
                                                               December 2002 to August 2006

                                                               RYDEX HOLDINGS, INC.:  Secretary
                                                               from December 2005 to January 2008;
                                                               and Executive Vice President from
                                                               December 2005 to August 2006 (entity
                                                               merged into Rydex Holdings, LLC)

                                                               ADVISOR RESEARCH CENTER, INC.:
                                                               Secretary from May 2006 to present;
                                                               and Executive Vice President from
                                                               May 2006 to August 2006

                                                               RYDEX SPECIALIZED PRODUCTS, LLC:
                                                               Manager from September 2005 to
                                                               present; and Secretary from
                                                               September 2005 to June 2008

                                                               RYDEX HOLDINGS, LLC: Chief
                                                               Investment Officer from January 2008
                                                               to present

                                                               RYDEX DISTRIBUTORS, INC.: Vice
                                                               President from October 2009 to
                                                               present

Nick Bonos (46)              Vice President and Treasurer      PADCO ADVISORS, INC.:  Senior Vice       158      Not Applicable
                             from 2003 to present.             President of Fund Services of PADCO
                                                               Advisors, Inc. from August 2006 to
                                                               present

                                                               RYDEX FUND SERVICES, INC.: Chief
                                                               Executive Officer and President from
                                                               January 2009 to present; Director
                                                               from February 2009 to July 2009; and
                                                               Senior Vice President from December
                                                               2003 to August 2006

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
                                                               RYDEX SPECIALIZED PRODUCTS, LLC:
                                                               Manager from September 2005 to
                                                               present; Chief Executive Officer
                                                               from May 2009 to present; and Chief
                                                               Financial Officer from September
                                                               2005 to May 2009

Joanna M. Catalucci (43)     Chief Compliance Officer from     PADCO ADVISORS, INC.: Chief              158      Not Applicable
                             2004 to present; and Secretary    Compliance Officer from May 2005 to
                             from 2000 to present.             present

                                                               PADCO ADVISORS II, INC.: Chief
                                                               Compliance Officer from May 2005 to
                                                               present

                                                               RYDEX CAPITAL PARTNERS I, LLC: Chief
                                                               Compliance Officer from August 2006
                                                               to April 2007 (no longer exists)

                                                               RYDEX CAPITAL PARTNERS II, LLC:
                                                               Chief Compliance Officer from August
                                                               2006 to April 2007 (no longer
                                                               exists)

                                                               RYDEX DISTRIBUTORS, INC.: Director
                                                               from January 2009 to present

                                                               RYDEX FUND SERVICES, INC.: Vice
                                                               President from December 2001 to
                                                               August 2006

Joseph Arruda (43)           Assistant Treasurer from 2006 to  PADCO ADVISORS, INC.: Vice President     158      Not Applicable
                             present.                          from 2004 to present

                                                               RYDEX SPECIALIZED PRODUCTS, LLC:
                                                               Manager and Chief Financial Officer
                                                               from 2009 to present

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
Keith Fletcher (51)          Vice President from 2009 to       PADCO ADVISORS, INC.: Vice President     158      Not Applicable
                             present                           from May 2009 to present

                                                               PADCO ADVISORS II, INC.: Vice
                                                               President from March 2009 to present

                                                               RYDEX ADVISORY SERVICES, LLC: Vice
                                                               President from March 2009 to present

                                                               RYDEX SPECIALIZED PRODUCTS, LLC:
                                                               Vice President from March 2009 to
                                                               present

                                                               RYDEX DISTRIBUTORS, INC.: Director
                                                               and Vice President from 2009

                                                               RYDEX FUND SERVICES, INC.: Vice
                                                               President from March 2009 to present

                                                               SECURITY GLOBAL INVESTORS, LLC: Vice
                                                               President from March 2009 to present

Amy Lee (49)                 Vice President and Assistant      RYDEX DISTRIBUTORS, INC.: Secretary      158      Not Applicable
                             Secretary from 2009 to present    from September 2008 to present; and
                                                               Chief Compliance Officer from
                                                               September 2008 to June 2009

                                                               SECURITY BENEFIT CORPORATION: Vice
                                                               President, Associate General Counsel
                                                               and Assistant Secretary from June
                                                               2005 to present

                                                               SECURITY BENEFIT LIFE INSURANCE
                                                               COMPANY:  Vice President, Assistant
                                                               General Counsel and Assistant
                                                               Secretary from June 2004 to present

                                                               FIRST SECURITY BENEFIT LIFE AND
                                                               ANNUITY COMPANY OF NEW YORK:
                                                               Assistant General Counsel from June
                                                               2004 to present

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND
                                     POSITION(s) HELD                                                 COMPLEX
                                           WITH                                                       OVERSEEN         OTHER
      NAME, ADDRESS                 THE TRUST, TERM OF                                                   BY         DIRECTORSHIPS
        AND AGE OF                  OFFICE AND LENGTH                 PRINCIPAL OCCUPATION(s)         TRUSTEE/        HELD BY
     TRUSTEE/OFFICER                  OF TIME SERVED                   DURING PAST 5 YEARS           OFFICER**        TRUSTEE
---------------------------  --------------------------------  ------------------------------------  ----------  -------------------
                                                               SECURITY DISTRIBUTORS, INC.:
                                                               Secretary and Chief Compliance
                                                               Officer from December 2004 to
                                                               present

                                                               SECURITY FINANCIAL RESOURCES, INC.:
                                                               Secretary from April 2004 to present

                                                               SECURITY INVESTORS, LLC:  Secretary
                                                               from December 2004 to present


* Messr. Goldman is an "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.


** The "Fund Complex" consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met (XX) times in the most recently completed fiscal year.

     GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the

Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met (XX) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met (XX) times.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                AGGREGATE DOLLAR
                                                                 RANGE OF SHARES
                                                                  IN ALL RYDEX
                                               DOLLAR RANGE OF   FUNDS OVERSEEN
         NAME                 FUND NAME         FUND SHARES(1)   BY TRUSTEE(1,2)
----------------------   --------------------  ---------------- ----------------
                              INTERESTED TRUSTEES
Richard Goldman
                              INDEPENDENT TRUSTEES
Corey A. Colehour
J. Kenneth Dalton
John O. Demaret
Thomas F. Lydon
Werner E. Keller
Patrick T. McCarville
Roger J. Somers

1     Information provided is as of December 31, 2009.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2009:

                                                           PENSION OR           ESTIMATED
                                                           RETIREMENT             ANNUAL             TOTAL
                                      AGGREGATE         BENEFITS ACCRUED         BENEFITS         COMPENSATION
                                    COMPENSATION       AS PART OF TRUST'S          UPON            FROM FUND
        NAME OF TRUSTEE              FROM TRUST             EXPENSES            RETIREMENT         COMPLEX *
------------------------------      ------------       ------------------       ----------        ------------
INTERESTED TRUSTEES
Richard Goldman**                      $     0               $   0                $   0              $     0
Michael P. Byrum***                    $     0               $   0                $   0              $     0
Carl G. Verboncoeur***                 $     0               $   0                $   0              $     0
INDEPENDENT TRUSTEES
Corey A. Colehour                      $______               $   0                $   0              $______
J. Kenneth Dalton                      $______               $   0                $   0              $______
John O. Demaret                        $______               $   0                $   0              $______
Werner E. Keller                       $______               $   0                $   0              $______
Thomas F. Lydon                        $______               $   0                $   0              $______
Patrick T. McCarville                  $______               $   0                $   0              $______
Roger J. Somers                        $______               $   0                $   0              $______

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Appointed to the Board of Trustees on November 18, 2009. Messr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor. He does not receive compensation from the Funds.

*** Resigned as Trustees of the Trust on November 18, 2009. Prior to their resignation, Messrs. Verboncoeur and Byrum were Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they did not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") owns Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008 (each an "Advisory Agreement" and together, the "Advisory Agreements"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal years ended March 31, 2008 and 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, the Long/Short Commodities Strategy Fund paid the following advisory fees to the Advisor:

                                                         ADVISORY         ADVISORY FEES       ADVISORY FEES PAID
                                                       FEES PAID FOR     PAID FOR FISCAL       FOR FISCAL PERIOD
                             FUND                       FISCAL YEAR         YEAR ENDED        FROM APRIL 1, 2009
                          INCEPTION      ADVISORY       ENDED MARCH         MARCH 31,          THROUGH DECEMBER
FUND NAME                    DATE          FEE           31, 2008              2009                31, 2009
----------------------    ---------      --------      -------------     ---------------      ------------------
Long/Short
 Commodities
 Strategy Fund             6/25/09         0.90%             *                  *                   $______

*     Not in operation for the period indicated.


For the fiscal years ended March 31, 2007 and 2008, the fiscal period from April 1, 2008 to December 31, 2008, and for the fiscal year ended December 31, 2009, the Managed Futures Strategy fund paid the following advisory fees to the
Advisor:

                                           ADVISORY       ADVISORY FEES
                                         FEES PAID FOR   PAID FOR FISCAL   ADVISORY FEES PAID   ADVISORY FEES PAID
                     FUND                 FISCAL YEAR      YEAR ENDED        FOR THE FISCAL       FOR FISCAL YEAR
                  INCEPTION   ADVISORY    ENDED MARCH       MARCH 31,         PERIOD ENDED             ENDED
FUND NAME            DATE       FEE        31, 2007           2008         DECEMBER 31, 2008     DECEMBER 31, 2009
---------------   ---------   --------   -------------   ---------------   ------------------   ------------------
Managed Futures
 Strategy Fund     3/2/2007     0.90%      $ 39,487        $ 1,834,381        $ 5,915,510             $_____


Each Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Funds in an amount equal to the management fee paid to the Advisor by each Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Funds' Board of Trustees for such termination. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each of the Advisory Agreements will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each of the Advisory Agreements provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                         COMPANIES(1,2)              VEHICLES(1)         OTHER ACCOUNTS(1)
                    -----------------------   ------------------------   ------------------
                     NUMBER
                       OF                     NUMBER OF                  NUMBER OF    TOTAL
      NAME          ACCOUNTS   TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS    ASSETS
---------------     --------   ------------   ---------   ------------   ---------   ------
Michael P. Byrum       XX          $___          XX           $____         XX        $___
 Michael Dellapa       XX          $___          XX           $____         XX        $___
  Ryan Harder          XX          $___          XX           $____         XX        $___

1     Information provided is as of December 31, 2009.

2 On December 31, 2009, the portfolio managers managed one registered investment company, the Rydex Variable Trust Multi-Cap Core Equity Fund, that was subject to a performance based advisory fee. The Fund had $___ million in assets under management as of December 31, 2009.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his/her management of the Funds. The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short term and long term incentive plan.

The Short Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the Investment Team. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long Term Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the Company's success as determined by management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

PORTFOLIO MANAGER                      FUND NAME                  DOLLAR RANGE OF SHARES OWNED
-----------------------   -------------------------------------   ----------------------------
Michael P. Byrum          Long/Short Commodities Strategy Fund
                             Managed Futures Strategy Fund
Michael Dellapa           Long/Short Commodities Strategy Fund
                             Managed Futures Strategy Fund
Ryan Harder               Long/Short Commodities Strategy Fund
                             Managed Futures Strategy Fund

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended March 31, 2008 and 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, the Long/Short Commodities Strategy Fund paid the following service fees to the Servicer:

                                      ADMINISTRATIVE   ADMINISTRATIVE    ADMINISTRATIVE
                                       SERVICE FEES     SERVICE FEES    SERVICE FEES PAID
                                       PAID FOR THE     PAID FOR THE     FOR THE FISCAL
                            FUND        FISCAL YEAR      FISCAL YEAR    PERIOD FROM APRIL
                          INCEPTION     ENDED MARCH      ENDED MARCH     1, 2009 THROUGH
FUND NAME                   DATE         31, 2008         31, 2009      DECEMBER 31, 2009
-----------------------   ---------   --------------   --------------   -----------------
Long/Short Commodities
 Strategy Fund            6/25/2009          *                *              $______

*     Not in operation for the period indicated.


For the fiscal years ended March 31, 2007 and 2008, the fiscal period from April 1, 2008 to December 31, 2008, and for the fiscal year ended December 31, 2009, the Managed Futures Strategy Fund paid the following service fees to the
Servicer:

                                  ADMINISTRATIVE   ADMINISTRATIVE
                                   SERVICE FEES     SERVICE FEES     ADMINISTRATIVE       ADMINISTRATIVE
                                   PAID FOR THE     PAID FOR THE    SERVICE FEES PAID    SERVICE FEES PAID
                        FUND        FISCAL YEAR      FISCAL YEAR     FOR THE FISCAL     FOR THE FISCAL YEAR
                      INCEPTION     ENDED MARCH      ENDED MARCH      PERIOD ENDED        ENDED DECEMBER
FUND NAME               DATE         31, 2007         31, 2008      DECEMBER 31, 2008        31, 2009
-------------------   ---------   --------------   --------------   -----------------   -------------------
Managed Futures
 Strategy Fund         3/2/2007      $ 10,969        $ 509,550        $ 1,643,197             $_____


Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2008 and 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, the Long/Short Commodities Strategy Fund paid the following accounting service fees to the Servicer:

                                                            ACCOUNTING    ACCOUNTING SERVICE
                                           ACCOUNTING      SERVICE FEES    FEES PAID FOR THE
                                       SERVICE FEES PAID   PAID FOR THE   FISCAL PERIOD FROM
                                         FOR THE FISCAL    FISCAL YEAR       APRIL 1, 2009
                            FUND           YEAR ENDED      ENDED MARCH     THROUGH DECEMBER
FUND NAME             INCEPTION DATE    MARCH 31, 2008      31, 2009          31, 2009
-------------------   --------------   -----------------   ------------   ------------------
Long/Short
 Commodities
 Strategy Fund          6/25/2009              *                *                $___

*     Not in operation for the period indicated.


For the fiscal years ended March 31, 2007 and 2008, the fiscal period from April 1, 2008 to December 31, 2008, and for the fiscal year ended December 31, 2009, the Managed Futures Strategy Fund paid the following accounting service fees to the Servicer:



                                                            ACCOUNTING        ACCOUNTING
                                           ACCOUNTING      SERVICE FEES   SERVICE FEES PAID
                                       SERVICE FEES PAID   PAID FOR THE     FOR THE FISCAL    ACCOUNTING SERVICE
                                         FOR THE FISCAL     FISCAL YEAR      PERIOD ENDED      FEES PAID FOR THE
                           FUND            YEAR ENDED       ENDED MARCH      DECEMBER 31,      FISCAL YEAR ENDED
FUND NAME             INCEPTION DATE     MARCH 31, 2007      31, 2008            2008          DECEMBER 31, 2009
-------------------   --------------   -----------------   ------------   -----------------   ------------------
Managed Futures
 Strategy Fund           3/2/2007            $4,387          $197,258          $447,226              $____


DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of ________, 2010, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

                                                   PERCENTAGE OF
FUND                       NAME       ADDRESS        OWNERSHIP
----------------------   --------   -----------   ---------------
Long/Short Commodities
 Strategy Fund
Managed Futures
 Strategy Fund

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities, including the market value of the Subsidiary's securities, plus the value of the Fund's other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available for any security in a Fund's or a Subsidiary's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

The Funds will regularly value their investments in structured notes at fair value and other investments at market prices.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, a Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS


The Trust reserves the right to completely redeem an account for a redemption by an investor whose account balance is: (a) below the currently applicable minimum amount set forth in the Prospectus; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust reserves the right to redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).


TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the

Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments by the Funds in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Funds will be required to include as part of their current income the imputed interest on such obligations even though the Funds have not received any interest payments on such obligations during that period. Because the Funds distribute all of their net investment income to their shareholders, the Funds may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

SPECIAL CONSIDERATIONS APPLICABLE TO THE FUNDS

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code is that the Funds each derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Funds' Prospectus, each Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Internal Revenue Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Long/Short Commodities Strategy Fund invests will not be considered qualifying income after September 30, 2006. The Funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of each Fund's gross income.

The Managed Futures Strategy Fund and the Commodities Strategy Fund, which is offered in a separate statement of additional information, have received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Managed Futures Strategy Fund and the Commodities Strategy Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Managed Futures Strategy Fund and Commodities Strategy Fund in a manner consistent with each Fund's current investment objective by investing in certain commodities-linked structured notes.

If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Internal Revenue Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

TAX IMPLICATIONS OF INVESTMENT IN THE SUBSIDIARIES

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code. The Managed Futures Strategy Fund and the Commodities Strategy Fund, which is offered in a separate statement of additional information, have received a private letter ruling from the IRS that concludes that the income they receive from their respective Subsidiaries will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Long/Short Commodities Strategy Fund intends to invest in its Subsidiary on a basis consistent with the private letter ruling issued to the Managed Futures Strategy Fund and Commodities Strategy Fund. The Long/Short Commodities Strategy Fund intends to also take the position that the income they receive from their respective Subsidiaries will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code.

Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which each Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiaries' securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiaries' activities were determined not to be of the type described in the Safe Harbor or if the Subsidiaries' gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

Each Fund will wholly-own its Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Funds are each a U.S. person that will own all of the stock of its Subsidiary, the Funds will each be a "U.S. Shareholder" and the Subsidiaries will each be a CFC. As a "U.S. Shareholder," each Fund will be required to include in its gross income for United States federal income tax purposes all of its Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiaries' income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Funds' recognition of the Subsidiaries' "subpart F income" will increase the Funds' tax basis in the Subsidiaries. Distributions by the Subsidiaries to the Funds will be tax-free, to the extent of their previously undistributed "subpart F income," and will correspondingly reduce the Funds' tax basis in the Subsidiaries. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiaries' underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiaries by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Funds if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2009, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

                 INDIVIDUAL/ENTITY                           FREQUENCY                        TIME LAG
------------------------------------------------            -----------                  ------------------
Morningstar                                                   Monthly                    1-10 calendar days
Lipper                                                        Monthly                    1-10 calendar days
Bloomberg                                                     Monthly                    1-10 calendar days
Thompson Financial                                           Quarterly                   1-10 calendar days
Standard & Poor's                                            Quarterly                   1-10 calendar days
Vickers Stock Research                                       Quarterly                   1-10 calendar days
Institutional Shareholder Services (formerly,
 Investor Responsibility Research Center)                     Weekly                     1-5 business days

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at WWW.RYDEX-SGI.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

JP MORGAN SECURITIES LTD.

The JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index ("Index") was developed, compiled, prepared and arranged by J.P. Morgan Securities Ltd. ("JPMorgan") through expenditure of substantial time, effort and money and constitutes valuable intellectual property and a trade secret of JPMorgan and all proprietary and intellectual property rights of any nature, including patents, copyrights, trademarks and trade secrets regarding the Index, and any and all copies, modifications, enhancements and derivative works thereof are owned by and will remain the property of JPMorgan. Copyright to this document may belong to unaffiliated third parties.

The Long/Short Commodities Strategy Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of the Long/Short Commodities Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the Long/Short Commodities Strategy Fund particularly or the ability of the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long Short Total Return Index (the "Index") to track the investment opportunities in the commodity futures and forwards markets or otherwise achieve its objective. JPMorgan has no obligation to take the needs of Rydex Investments or the owners of the Long/Short Commodities Strategy Fund into consideration in determining, composing or calculating the Index. JPMorgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Long/Short Commodities Strategy Fund to be issued or in the determination or calculation of the equation by which the Long/Short Commodities Strategy Fund is to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the Long/Short Commodities Strategy Fund. It is expected that affiliates of JPMorgan, the publisher of the underlying index, may act as principal or agent in connection with securities and other financial instruments in which the Long/Short Commodities Strategy Fund may invest, including without limitation swaps and structured notes.

THE INDEX IS PROVIDED "AS IS" WITH ANY AND ALL FAULTS. JPMORGAN DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX AND/OR ANY INFORMATION RELATING TO THE LONG/SHORT COMMODITIES STRATEGY FUND AND/OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE LONG/SHORT COMMODITIES STRATEGY FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR THE LONG/SHORT COMMODITIES STRATEGY FUND. JPMORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE LONG/SHORT COMMODITIES STRATEGY FUND, OR BY ANY OTHER PERSON OR ENTITY FROM ANY USE OF THE INDEX AND/OR LONG/SHORT COMMODITIES STRATEGY FUND. THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE INDEX AND/OR THE LONG/SHORT COMMODITIES STRATEGY FUND, ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE INDEX AND/OR THE LONG/SHORT COMMODITIES STRATEGY FUND. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL JPMORGAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds. The Subsidiaries have also entered into arrangements with Ernst & Young LLP to serve as each Subsidiary's independent registered public accounting firm.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records. The Custodian also serves as the custodian for the Subsidiaries.

FINANCIAL STATEMENTS

The Funds' audited financial statements for the fiscal year ended March 31, 2009 and for the fiscal period from April 1, 2009 through December 31, 2009, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Funds' 2009 Annual Report to Shareholders may be obtained by telephoning the transfer agent at 800.820.0888 or
301.296.5100 or by visiting www.rydex-sgi.com.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A. Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B. Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      - Managing a pension plan for a company whose management is soliciting proxies;

      - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                                  Vote With Mgt.
B.  Chairman and CEO is the Same Person                                         Vote With Mgt.
C.  Majority of Independent Directors                                           Vote With Mgt.
D.  Stock Ownership Requirements                                                Vote With Mgt.
E.  Limit Tenure of Outside Directors                                           Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection               Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                              Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                          Vote With Mgt.
B.  Reimburse Proxy Solicitation                                                Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                          Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                          Vote With Mgt.
B.  Cumulative Voting                                                           Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                                Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                             Case-by-Case
B.  Fair Price Provisions                                                       Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.
     To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                                         Vote With Mgt.
B.  Equal Access                                                                Vote With Mgt.
C.  Bundled Proposals                                                           Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                                  Vote With Mgt.
B.  Stock Splits                                                                Vote With Mgt.
C.  Reverse Stock Splits                                                        Vote With Mgt.
D.  Preemptive Rights                                                           Vote With Mgt.
E.  Share Repurchase Programs                                                   Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                                Case-by-Case
     Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes                       Vote With Mgt.
C.  Employee Stock Ownership Plans                                              Vote With Mgt.
D.  401(k) Employee Benefit Plans                                               Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                              Vote With Mgt.
B.  Voting on Reincorporation Proposals                                         Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                                    Case-by-Case
B.  Corporate Restructuring                                                     Vote With Mgt.
C.  Spin-Offs                                                                   Vote With Mgt.
D.  Liquidations                                                                Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                                       Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(c)         Not applicable.

(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
            (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(d)(2) Amendment dated August 25, 2009 between the Registrant and PADCO Advisors, Inc. to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is filed herewith.

(d)(3) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(4) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(d)(5) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(6) Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-07-002646 on November 8, 2007.

(d)(7) Revised Schedule A to the Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(8) Investment Sub-Advisory Agreement dated March 6, 2009 between PADCO Advisors, Inc. and Security Global Investors, LLC, with respect to the Global 130/30 Strategy Fund and Global Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

(e) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(f)         Not applicable.

(g)(1) Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is filed herewith.

(g)(2) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(g)(3) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(g)(4) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global 130/30 Strategy Fund, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

(g)(5) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global Market Neutral Fund, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(h)(2) Amendment dated February 26, 2009 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(h)(4) Amendment dated February 26, 2009 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
            (h)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(h)(5) Sub-Transfer Agency Agreement dated June 29, 2009 between Rydex Fund Services, Inc. and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-09-027098 on July 29, 2009.

(h)(6) H-Class Shares Shareholder Services Plan dated May 20, 2002, as amended and restated August 28, 2006, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(i) Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, with respect to Y-Class Shares of the Managed Futures Strategy Fund and Long/Short Commodities Strategy Fund, to be filed by amendment.

(j) Consent of independent registered public accountants, Ernst & Young LLP, to be filed by amendment.

(k)         Not applicable.

(l)         Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(3) Amendment dated February 26, 2009 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(m)(4) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(m)(5) Amendment dated February 26, 2009 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(m)(6) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(m)(7) Amendment dated February 26, 2009 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated February 26, 2009, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

(n)(2) Revised Schedule A to the Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated February 26, 2009, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(o)         Not applicable.

(p)(1) Registrant's Combined Code of Ethics, as approved by the Board of Trustees on November 18, 2009, is filed herewith.

(p)(2) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registration Statement of Rydex Variable Trust (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-071077 on September 25, 2007.

(p)(3) Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008.

(q)         Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A.
            Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

As of the date of this Registration Statement, the Registrant owned 100% of the Rydex Series Funds Commodities Strategy Fund CFC, Multi-Hedge Strategies Fund CFC, Long/Short Commodities Strategy Fund CFC, and Managed Futures Strategy Fund CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

ITEM 30. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors, Inc., d/b/a Rydex Investments, (the "Adviser") is the investment adviser for each series of the Trust. The Adviser also serves as investment adviser to a number of other investment companies. The principal address of the Adviser is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------------------
          NAME            POSITION WITH ADVISER                              OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Richard M. Goldman        Chief Executive Officer   Chief Executive Officer (CEO) and Director of PADCO Advisors II, Inc.
                          (CEO) and Director        ------------------------------------------------------------------------
                                                    Chief Executive Officer (CEO), President and Director of Rydex
                                                    Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Senior Vice President of Security Benefit Corporation
                                                    ------------------------------------------------------------------------
                                                    President, Security Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Director of Security Distributors, Inc
                                                    ------------------------------------------------------------------------
                                                    Director, First Security Benefit Life Insurance and Annuity Company of
                                                    New York
                                                    ------------------------------------------------------------------------
                                                    President, Security Global Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Director, Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    CEO and President, Rydex Holdings LLC
                                                    ------------------------------------------------------------------------
                                                    President, Rydex Advisory Services, LLC
                                                    ------------------------------------------------------------------------
                                                    President, Chairman of the Board, & Director , SBL Fund, Security
                                                    Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth
                                                    Fund, SBL Fund, Security Income Fund
                                                    ------------------------------------------------------------------------
                                                    President & Trustee, Rydex Series Funds, Rydex Dynamic Funds, Rydex
                                                    Variable Trust, and Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Director of Security Distributors, Inc (2007-2009)
----------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum          Chief Investment Officer  CIO, Director, President and Secretary of PADCO Advisors II, Inc.
                          (CIO), President,         ------------------------------------------------------------------------
                          Secretary and Director    Secretary and Director of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    CIO of Rydex Holdings, LLC
                                                    ------------------------------------------------------------------------
                                                    Vice President of Rydex Series Funds, Rydex Dynamic Funds, Rydex
                                                    Variable Trust, and Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Manager of Rydex Specialized Products, LLC (Secretary 2005 - 2008)
                                                    ------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
          NAME            POSITION WITH ADVISER                              OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
                                                    Director of Advisor Research Center, Inc. (Secretary 2007-2009)
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Managed Futures Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Managed Futures Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Series Funds Long/Short Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Long/Short Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Series Funds Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    President & Chief Investment Officer, Rydex Advisory Services, LLC
                                                    (2007-2009)
                                                    ------------------------------------------------------------------------
                                                    Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable
                                                    Trust and Rydex ETF Trust (2005-2009)
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Series Funds Multi-Hedge Strategies CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Trust Multi-Hedge Strategies CFC
----------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney         Chief Compliance Officer  Chief Compliance Officer of PADCO Advisors II, Inc.
                          and Vice President        ------------------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer of Rydex Advisory Services, LLC.
----------------------------------------------------------------------------------------------------------------------------
Keith A. Fletcher         Vice President            Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic
                                                    Funds, Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Vice President, Security Global Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Vice President, PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    Vice President, Rydex Advisory Services, LLC
                                                    ------------------------------------------------------------------------
                                                    Vice President, Rydex Specialized Products, LLC
                                                    ------------------------------------------------------------------------
                                                    Vice President & Director, Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Vice President, Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    Vice President & Director, Advisor Research Center, Inc.
----------------------------------------------------------------------------------------------------------------------------
John Frye                 Treasurer                 Senior Vice President, Chief Financial Officer, and Treasurer,
                                                    Security Benefit Mutual Holding Company; Security Benefit Corporation
                                                    ------------------------------------------------------------------------
                                                    Senior Vice President, Chief Financial Officer, Treasurer & Director,
                                                    Security Benefit Life Insurance Company; First Security Benefit Life
                                                    Insurance and Annuity Company of New York
                                                    ------------------------------------------------------------------------
                                                    Treasurer, Security Financial Resources, Inc.; Security Benefit
                                                    Academy, LLC, Security Investors, LLC; Security Global Investors, LLC;
                                                    Rydex Holdings, LLC; PADCO Advisors II, Inc.; Rydex Advisory Services,
                                                    LLC; Rydex Specialized Products, LLC; Rydex Fund Services, Inc.;
                                                    Advisor Research Center, Inc.; Security Benefit Clinic & Hospital
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
          NAME            POSITION WITH ADVISER                              OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Lisa Young                Assistant Treasurer       Assistant Treasurer, Security Benefit Life Insurance Company; Security
                                                    Financial Resources, Inc.; Security Investors, LLC; Security Benefit
                                                    Academy, Inc.; Security Global Investors, LLC; Rydex Holdings, LLC;
                                                    PADCO Advisors II, Inc.; Rydex Advisory Services, LLC; Rydex
                                                    Specialized Products, LLC; Rydex Fund Services, Inc.; Advisor Research
                                                    Center, Inc.; Security Benefit Clinic & Hospital
----------------------------------------------------------------------------------------------------------------------------
Nick Bonos                Senior Vice President     Vice President and Treasurer of Rydex Series Funds, Rydex Dynamic
                                                    Funds, Rydex Variable Trust and Rydex ETF Trust
----------------------------------------------------------------------------------------------------------------------------
Joe Arruda                Vice President            Assistant Treasurer of Rydex Series Funds, Rydex Dynamic Funds, Rydex
                                                    Variable Trust and Rydex ETF Trust
----------------------------------------------------------------------------------------------------------------------------
Mike Dellapa              Vice President            Portfolio Manager, Rydex Investments
----------------------------------------------------------------------------------------------------------------------------
Dawn Kahler               Vice President            None.
----------------------------------------------------------------------------------------------------------------------------
Kevin McGovern            Vice President            Secretary, Rydex Specialized Products, LLC;
                                                    Vice President, Rydex Distributors, Inc.
                                                    Director of Rydex Variable Managed Futures Strategy CFC
                                                    Director of Rydex Managed Futures Strategy CFC
                                                    Director of Rydex Series Funds Long/Short Commodities Strategy CFC
                                                    Director of Rydex Variable Long/Short Commodities Strategy CFC
                                                    Director of Rydex Variable Commodities Strategy CFC
                                                    Director of Rydex Series Funds Commodities Strategy CFC
                                                    Director of Rydex Series Funds Multi-Hedge Strategies CFC
                                                    Director of Rydex Variable Trust Multi-Hedge Strategies CFC
----------------------------------------------------------------------------------------------------------------------------
Mark Murphy               Vice President            None.
----------------------------------------------------------------------------------------------------------------------------

      Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Opportunity Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. Valu-Trac is an investment adviser registered under the Investment Advisers Act of 1940.

                               POSITION
NAME                         WITH VALU-TRAC                                  OTHER BUSINESS
----------------------   ------------------------    ------------------------------------------------------------------------
R. Peter W. Millar CA    Chief Executive Officer     Chief Executive Officer of Valu-Trac Investment Research Limited
                                                     Sole Proprietor of Valu-Trac Research, Orton Estate, and Orton Farms
                                                     Executive Director of Valu-Trac Master Fund SPC, Valu-Trac
                                                     Strategic Fund SPC,  Valu-Trac Strategic Fund LLC, Valu-Trac
                                                     Funds PLC, and Spey Fishing Trust Ltd.
                                                     Non-Executive Director of Pahlson Moller Ltd. and Gordonstoun Foundation Ltd.
                                                     Trustee of R.P.W. Millar 1998 Discretionary Trust

Malcolm G. Strang Steel  Non-Executive Director      Partner of Turcan Connell, Solicitors
WS                                                   Partner of Greenhead Farm
                                                     Non-Executive Director of Gleneagles Farms, Ltd., Hope Sixteen
                                                     (Properties) Ltd., Hope Sixteen (Trustees) Ltd.,

                               POSITION
NAME                         WITH VALU-TRAC                                  OTHER BUSINESS
----------------------   ------------------------    ------------------------------------------------------------------------
                                                     Logie Enterprises Ltd., Princes Exchange (Nominees) Ltd., Princes
                                                     Exchange (Trustees) Ltd., Prospero Trustees, Ltd., Relugas
                                                     Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess (No. 2), TC
                                                     Nominees (No. 3) Ltd., TC Nominees (No. 4) Ltd., TC Nominess
                                                     (No. 5) Ltd., Turcan Connell (PEP Nominess) Ltd., Turcan
                                                     Connell (Trustees) Ltd. and Valu-Trac Investment Research Ltd.

Anne Laing               Chief  Compliance Officer   Executive Director of Valu-Trac Funds PLC

      Security Global Investors, LLC ("SGI") is the investment sub-adviser for the Trust's Global 130/30 Strategy Fund and Global Market Neutral Fund. The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. SGI is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------------------
          NAME             POSITION WITH SGI                                        OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Richard M. Goldman         President and Manager           Chief Executive Officer (CEO) and Director of PADCO Advisors
                                                           II, Inc.
                                                           -----------------------------------------------------------------
                                                           Chief Executive Officer (CEO), President and Director of Rydex
                                                           Distributors, Inc.
                                                           -----------------------------------------------------------------
                                                           Senior Vice President of Security Benefit Corporation
                                                           -----------------------------------------------------------------
                                                           President, Security Investors, LLC
                                                           -----------------------------------------------------------------
                                                           Director of Security Distributors, Inc
                                                           -----------------------------------------------------------------
                                                           Director, First Security Benefit Life Insurance and Annuity
                                                           Company of New York
                                                           -----------------------------------------------------------------
                                                           Chief Executive Officer (CEO) and Director, PADCO Advisor, Inc.
                                                           -----------------------------------------------------------------
                                                           Director, Rydex Fund Services, Inc.
                                                           -----------------------------------------------------------------
                                                           CEO and President, Rydex Holdings LLC
                                                           -----------------------------------------------------------------
                                                           President, Rydex Advisory Services, LLC
                                                           -----------------------------------------------------------------
                                                           President, Chairman of the Board, & Director , SBL Fund,
                                                           Security Equity Fund, Security Large Cap Value Fund, Security
                                                           Mid Cap Growth Fund, SBL Fund, Security Income Fund
                                                           -----------------------------------------------------------------
                                                           President & Trustee, Rydex Series Funds, Rydex Dynamic Funds,
                                                           Rydex Variable Trust, and Rydex ETF Trust
                                                           -----------------------------------------------------------------
                                                           Director of Security Distributors, Inc (2007-2009)
-------------------------- ------------------------------- -----------------------------------------------------------------
Amy J. Lee                 Secretary                       Vice President, Associate General Counsel and Assistant
                                                           Secretary, Security Benefit Corporation; Vice President,
                                                           Associate General Counsel and Assistant Secretary, Security
                                                           Benefit Life Insurance Company; Secretary, Security Investors,
                                                           LLC; Secretary and Chief Compliance Officer, Security
                                                           Distributors, Inc.; Secretary, Rydex Distributors, Inc.; Vice
                                                           President and Secretary, Security Funds & SBL Fund; Associate
                                                           General Counsel, First Security Benefit Life and Annuity
                                                           Company of New York; Secretary, Security Financial Resources,
                                                           Inc.; Assistant Secretary, Security Benefit Clinic & Hospital;
                                                           Secretary, Rydex Holdings, LLC; Vice President & Secretary,
                                                           Rydex Advisory Services, LLC; President & Secretary of Advisory
                                                           Research Center, Inc.; Vice President & Assistant Secretary,
                                                           Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds,
                                                           and Rydex ETF Trust
-------------------------- ------------------------------- -----------------------------------------------------------------
Brenda M. Harwood          Chief Compliance Officer        Vice President & Chief Compliance Officer, Security Investors,
                                                           LLC;  Chief Compliance Officer & Treasurer, Security Funds &
                                                           SBL Fund
-------------------------- ------------------------------- -----------------------------------------------------------------
Kris A. Robbins            Manager                         Chairman of the Board, President, and Chief Executive Officer
                                                           (CEO), Security Benefit Mutual Holding Company;  Chairman,
                                                           President and CEO, Security Benefit Corporation; Chairman,
                                                           President and CEO, Security Benefit Life Insurance Company;
                                                           Chairperson, President and CEO, First Security Benefit Life
                                                           Insurance and Annuity Company of New  York; Chairman, President
                                                           & CEO, Security Benefit Clinic and Hospital; Manager, Rydex
                                                           Holdings, LLC
-------------------------- ------------------------------- -----------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
          NAME             POSITION WITH SGI                                        OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
John Frye                  Treasurer                       Senior Vice President, Chief Financial Officer, and Treasurer,
                                                           Security Benefit Mutual Holding Company; Security Benefit
                                                           Corporation
                                                           -----------------------------------------------------------------
                                                           Senior Vice President, Chief Financial Officer, Treasurer &
                                                           Director, Security Benefit Life Insurance Company; First
                                                           Security Benefit Life Insurance and Annuity Company of New York
                                                           -----------------------------------------------------------------
                                                           Treasurer, Security Financial Resources, Inc.; Security Benefit
                                                           Academy, LLC, Security Investors, LLC; PADCO Advisors, Inc.;
                                                           Rydex Holdings, LLC; PADCO Advisors II, Inc.; Rydex Advisory
                                                           Services, LLC; Rydex Specialized Products, LLC; Rydex Fund
                                                           Services, Inc.; Advisor Research Center, Inc.; Security Benefit
                                                           Clinic & Hospital
-------------------------- ------------------------------- -----------------------------------------------------------------
Christopher Phalen         Vice President                  Vice President, Security Benefit Corporation
-------------------------- ------------------------------- -----------------------------------------------------------------
                                                           Vice President, Security Benefit Life Insurance Company
                                                           -----------------------------------------------------------------
                                                           Chief Investment Officer, First Security Benefit Life Insurance
                                                           and Annuity Company of New York
                                                           -----------------------------------------------------------------
                                                           Vice President, Security Investors, LLC
                                                           -----------------------------------------------------------------
                                                           Vice President, PADCO Advisors II, Inc.
                                                           -----------------------------------------------------------------
                                                           Vice President, Rydex Advisory Services, LLC
                                                           -----------------------------------------------------------------
                                                           Vice President, Rydex Specialized Products, LLC
                                                           -----------------------------------------------------------------
                                                           Vice President, Rydex Fund Services, Inc.
                                                           -----------------------------------------------------------------
                                                           Vice President, Security Funds & SBL Fund
-------------------------- ------------------------------- -----------------------------------------------------------------
Keith A. Fletcher          Vice President                  Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex
                                                           Dynamic Funds, Rydex Variable Trust
                                                           -----------------------------------------------------------------
                                                           Vice President, PADCO Advisors, Inc.
                                                           -----------------------------------------------------------------
                                                           Vice President, PADCO Advisors II, Inc.
                                                           -----------------------------------------------------------------
                                                           Vice President, Rydex Advisory Services, LLC
                                                           -----------------------------------------------------------------
                                                           Vice President, Rydex Specialized Products, LLC
                                                           -----------------------------------------------------------------
                                                           Vice President & Director, Rydex Distributors, Inc.
                                                           -----------------------------------------------------------------
                                                           Vice President, Rydex Fund Services, Inc.
                                                           -----------------------------------------------------------------
                                                           Vice President & Director, Advisor Research Center, Inc.
-------------------------- ------------------------------- -----------------------------------------------------------------
Lisa Young                 Assistant Treasurer             Assistant Treasurer, Security Benefit Life Insurance Company;
                                                           Security Financial Resources, Inc.; Security Investors, LLC;
                                                           Security Benefit Academy, Inc.; PADCO Advisors, Inc.; Rydex
                                                           Holdings, LLC; PADCO Advisors II, Inc.; Rydex Advisory
                                                           Services, LLC; Rydex Specialized Products, LLC; Rydex Fund
                                                           Services, Inc.; Advisor Research Center, Inc.; Security Benefit
                                                           Clinic & Hospital
-------------------------- ------------------------------- -----------------------------------------------------------------

      Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

        NAME AND
   PRINCIPAL BUSINESS                           POSITIONS AND                                     POSITIONS AND
        ADDRESS                            OFFICES WITH UNDERWRITER                          OFFICES WITH REGISTRANT
-------------------------       ------------------------------------------------      ------------------------------------------
Richard M. Goldman                     Director, CEO, & President                               President & Trustee
Marc Zeitoun                                    Director                                                 None
Richard Matinez                                Treasurer                                                 None
Amy Lee                                        Secretary                                                 None
Keith Fletcher                                  Director                                                 None
Joanna Haigney                                  Director                                  Secretary and Chief Compliance Officer
Kevin McGovern                               Vice President                                              None
Beth Miller                             Chief Compliance Officer                                         None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                  U.S. Bank, National Association
                  425 Walnut Street
                  Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                  Rydex Fund Services, Inc.
                  9601 Blackwell Road
                  Suite 500
                  Rockville, Maryland 20850

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser, PADCO Advisors, Inc., and sub-advisers, Valu-Trac Investment Management Limited (for the International Opportunity Fund) and Security Global Investors, LLC (for the Global 130/30 Strategy Fund and Global Market Neutral Fund):

                  PADCO Advisors, Inc.
                  9601 Blackwell Road
                  Suite 500
                  Rockville, Maryland 20850

                  Security Global Investors, LLC
                  801 Montgomery Street
                  2nd Floor
                  San Francisco, California 94133-5164

                  Valu-Trac Investment Management Limited
                  Mains of Orton Fochabers
                  Moray, Scotland IV32 7QE

ITEM 34. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 35. UNDERTAKINGS

1. The Managed Futures Strategy Fund and the Long/Short Commodities Strategy Fund (the "Funds") undertake they will not use the Managed Futures Strategy CFC and Long/Short Commodities Strategy CFC (the "Subsidiaries") to evade the provisions of the Investment Company Act of 1940 (the "1940 Act") or the Investment Advisers Act of 1940.

2. The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in the United States and they will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3. The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the "SEC") and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4. The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5. The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Managed Futures Strategy CFC and Long/Short Commodities Strategy CFC have duly caused this Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Managed Futures Strategy CFC and Long/Short Commodities Strategy CFC, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 28th day of January, 2010.

MANAGED FUTURES STRATEGY CFC
LONG/SHORT COMMODITIES STRATEGY CFC

                                       By: /s/ Michael P. Byrum
                                           ------------------------------------
                                               Michael P. Byrum, Director

This Registration Statement of Rydex Series Funds, with respect only to information that specifically relates to the Managed Futures Strategy CFC and Long/Short Commodities Strategy CFC, has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                     Date
----------------------------      ------------------        --------------------
/s/ Kevin McGovern                Director                  January 28, 2010
---------------------------
Kevin McGovern

/s/ Michael P. Byrum              Director                  January 28, 2010
---------------------------
Michael P. Byrum

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 94 to Registration Statement No. 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 28th day of January, 2010.

                                                RYDEX SERIES FUNDS

                                                /s/ Richard M. Goldman
                                                -------------------------------
                                                Richard M. Goldman
                                                President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 94 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                                                Date
-----------------------------      ---------------------------------------------        -------------------------
/s/Richard M. Goldman              President and Member of the Board of Trustees        January 28, 2010
---------------------
Richard M. Goldman

            *                      Member of the Board of Trustees                      January 28, 2010
--------------------------
J. Kenneth Dalton

            *                      Member of the Board of Trustees                      January 28,  2010
--------------------------
John O.  Demaret

            *                      Member of the Board of Trustees                      January 28,  2010
--------------------------
Patrick T. McCarville

            *                      Member of the Board of Trustees                      January 28,  2010
--------------------------
Roger Somers

            *                      Member of the Board of Trustees                      January 28,  2010
--------------------------
Corey A. Colehour

            *                      Member of the Board of Trustees                      January 28,  2010
--------------------------
Werner E. Keller

            *                      Member of the Board of Trustees                      January 28,  2010
--------------------------
Thomas F. Lydon

/s/Nick Bonos                      Vice President and Treasurer                         January 28, 2010
--------------------------
Nick Bonos

*  /s/ Nick Bonos
   --------------------------
   Nick Bonos

*  Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas
   F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

                                  EXHIBIT INDEX

NUMBER            EXHIBIT:
----------        ---------------------------------------------------------------------------------------------------
EX-99.D2          Amendment dated August 25, 2009 between the Registrant and PADCO Advisors, Inc. to the Advisory
                  Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc.

EX-99.G1          Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association

EX-99.P1          Registrant's Combined Code of Ethics, as approved by the Board of Trustees on November 18, 2009